SHORT TERM BANK LOAN (Details) (USD $)							1 Months Ended		6 Months Ended	1 Months Ended
	Dec. 31, 2012 Majority Shareholder [Member]	Nov. 30, 2012 Majority Shareholder [Member]	Sep. 30, 2012 Line of Credit [Member]	Jun. 30, 2013 Short Term Bank Credits [Member]	Dec. 31, 2012 Short Term Bank Credits [Member]	Jun. 30, 2013 Short Term Loan [Member]	Sep. 30, 2012 LIBOR [Member] Line of Credit [Member] Minimum [Member]	Sep. 30, 2012 LIBOR [Member] Line of Credit [Member] Maximum [Member]	Jun. 30, 2013 LIBOR [Member] Short Term Loan [Member]	Sep. 30, 2012 Prime [Member] Line of Credit [Member] Minimum [Member]	Sep. 30, 2012 Prime [Member] Line of Credit [Member] Maximum [Member]
Short-term Debt [Line Items]
Credit facility, maximum borrowing amount		$ 3,000,000	$ 1,500
Variable interest reference rate
LIBOR

LIBOR

LIBOR

Prime

Prime

Interest rate, spread on variable rate							3.25%	4.00%	3.95%	1.00%	2.00%
Short term loan				0	714,000	750,000
Credit facility, amount received	$ 777,000